Note Payable	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Note Payable

Note 3 – Note Payable

On November 14, 2022, the Company entered into a short-term note payable for an aggregate of $449,874, bearing interest at 5.88% per year to finance certain insurance policies. Principal and interest payments related to the note will be repaid over an 11-month period with the final payment due on October 31, 2023. As of September 30, 2023 and December 31, 2022, the Company’s note payable balance was $41,904 and $409,968, respectively.